Loans receivable, net (Schedule of Accounts, Notes, Loans and Financing Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Unsecured	$ 17,500
Unsecured - guarantee backed loans	3,846
Pledged assets backed loans	0
Collateral backed loans	15,720
Total	37,066	$ 670
Personal loans [Member]
Unsecured	17,500
Unsecured - guarantee backed loans	0
Pledged assets backed loans	0
Collateral backed loans	13,441
Total	30,941
Corporate loans [Member]
Unsecured	0
Unsecured - guarantee backed loans	3,846
Pledged assets backed loans	0
Collateral backed loans	2,279
Total	$ 6,125